Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2024
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

	Currency	Interest %	Years of maturity	December 31, 2024	December 31, 2023
Long-term loans	USD	S + 1.35% - 1.75%	2026-2028	$949	$1,504
	EURO	2.02% - 2.50%	2026-2029	37,614	51,333
				38,563	52,837
Less: current maturities				11,168	11,610
				$27,395	$41,227

For covenants see Note 21E.
Summary Of Maturities Of Long-Term Loans
The maturities of these loans for periods after December 31, 2024, are as follows:

2025 - current maturities	11,168
2026	11,445
2027	11,818
2028 and thereafter	4,132
$38,563
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2025 Current maturities	$69,917
2026	69,917
2027	69,917
2028	69,917
2029	96,057
$375,725